Financial Instruments and Fair Value Measurements - Senior Notes, Credit Facilities and Additional Information (Details) $ in Thousands	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 27, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Sep. 27, 2018 USD ($)	Dec. 31, 2018 USD ($)	Jun. 07, 2019 USD ($)	Sep. 30, 2018 USD ($)	Jul. 04, 2018
Carrying amount		$ 792,267			$ 755,332
Gain (Loss) on Sale of Assets and Asset Impairment Charges		(1,454)	$ 5,109
Available for sale debt securities		5,048			4,961
Unrealized gain associated with the change in fair value of investment in available for sale debt securities (Note 13)		87	$ 0
Net gain on derivatives		$ 56
9.50% Senior Unsecured Callable Corporate Bond
Investment in debt securities				$ 5,000
Debt Instrument, Term		5 years
Interest rate		9.50%
Semi-annual coupon received	$ 238
Available for sale debt securities		$ 5,048			4,961
Unrealized gain associated with the change in fair value of investment in available for sale debt securities (Note 13)		$ 87			(39)
Heidmar Holdings LLC | Market approach valuation technique
Weighting rate		20.00%
Heidmar Holdings LLC | Market approach valuation technique | Control premium
Investment in Heidmar, measurement input		0.1
Heidmar Holdings LLC | Income approach valuation technique
Weighting rate		80.00%
Heidmar Holdings LLC | Significant assumptions | Discount factor due to lack of marketability
Investment in Heidmar, measurement input		0.075
Heidmar Holdings LLC | Significant assumptions | Long term growth factor
Investment in Heidmar, measurement input		0.0325
Heidmar Holdings LLC | Significant assumptions | Weighted average cost of capital
Investment in Heidmar, measurement input		0.106
Heidmar Holdings LLC | Significant assumptions | Commission rates
Investment in Heidmar, measurement input		0.03
Heidmar Holdings LLC | Significant assumptions | Number of vessels
Investment in Heidmar, measurement input		61
VLGCs
Number of vessels								4
Gain (Loss) on Sale of Assets and Asset Impairment Charges					(282)
Vessels held for sale - Impairment loss					7,279
Offshore support vessels
Number of vessels		6
Carrying amount		$ 15,704					$ 25,590
Gain (Loss) on Sale of Assets and Asset Impairment Charges		$ (1,454)			$ (9,465)
One of the Company's tanker vessel
Number of vessels					1
Carrying amount					$ 26,666
Gain (Loss) on Sale of Assets and Asset Impairment Charges					$ (291)
Trade Name
Finite-lived Intangible Assets, Fair Value						$ 2,555
Customer Relationships
Finite-lived Intangible Assets, Fair Value						$ 20,677